Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Geographic Market (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 11,506,440	$ 13,565,951	$ 19,711,290
Overseas Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	1,683,292	967,690	1,419,763
China Domestic Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 9,823,148	$ 12,598,261	$ 18,291,527